Impairment (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Impairment losses	$ (1,742)	$ (3,046)	$ (1,321)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Impairment losses	(1,487)	(2,783)	(1,163)
Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Impairment losses	(224)	(364)	(1)
Non-current assets or disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Impairment losses	(32)	103	(151)
Investiments [Member]
IfrsStatementLineItems [Line Items]
Impairment losses	$ 1	$ (2)	$ (6)